Other Expense, net - Details of Other Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income And Expenses [Abstract]
Interest and dividend income	$ 11.0	$ 12.0	$ 9.0
Net foreign exchange transaction losses	(10.5)	(13.4)	(20.2)
Bank fee expense	(6.8)	(5.2)	(4.0)
Settlement agreement and related costs	(1.0)	(0.7)	(0.9)
Noncontrolling interests	0.9	2.6	3.2
Costs associated with our accounts receivable securitization program	(0.7)	(0.7)	(0.7)
Gain on sale of a North American facility			3.9
Other, net	(4.8)	(4.0)	(4.8)
Other expense, net	$ (11.9)	$ (9.4)	$ (14.5)